Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Corporate Opportunities Fund

For the period ended September 30, 2025

Schedule of Investments (unaudited)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 84.23%

CONVERTIBLE BONDS 0.17%

Oil & Gas 0.17%
Borr Drilling Ltd.	5.00%	2/8/2028	$200,000	$186,306
Nabors Industries, Inc.	1.75%	6/15/2029	182,000	140,140
Total				326,446
Total Convertible Bonds (cost $321,195)				326,446

CORPORATE BONDS 37.72%

Advertising 0.35%
CMG Media Corp.†	8.875%	6/18/2029	750,000	689,520

Auto Parts & Equipment 2.48%
American Axle & Manufacturing, Inc.†(a)	7.75%	10/15/2033	1,409,000	1,420,865
ZF North America Capital, Inc.†	7.50%	3/24/2031	3,432,000	3,410,778
Total				4,831,643

Building Materials 1.40%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	1,136,000	647,924
CP Atlas Buyer, Inc.†(b)	12.75%	1/15/2031	461,279	461,082
JELD-WEN, Inc.†(b)	7.00%	9/1/2032	1,354,000	1,144,480
Wilsonart LLC†	11.00%	8/15/2032	480,000	467,625
Total				2,721,111

Chemicals 0.58%
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029	1,220,492	1,130,625

Diversified Financial Services 1.55%
OneMain Finance Corp.	6.50%	3/15/2033	3,000,000	3,008,490

Machinery-Diversified 0.99%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	1,833,000	1,918,126

Media 6.39%
Cable One, Inc.†(b)	4.00%	11/15/2030	432,000	366,436
CSC Holdings LLC†	6.50%	2/1/2029	2,750,000	2,034,905
Directv Financing LLC†	8.875%	2/1/2030	3,667,000	3,626,558
DISH DBS Corp.	5.125%	6/1/2029	1,961,000	1,678,645
EW Scripps Co.†	9.875%	8/15/2030	2,384,000	2,239,918
Gray Media, Inc.†	7.25%	8/15/2033	2,500,000	2,478,944
Total				12,425,406

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Metal Fabricate-Hardware 2.17%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	$4,062,000	$4,214,609

Mining 1.79%
Compass Minerals International, Inc.†	8.00%	7/1/2030	581,000	607,742
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	2,750,000	2,876,542
Total				3,484,284

Oil & Gas 9.22%
Baytex Energy Corp. (Canada)†(c)	7.375%	3/15/2032	1,000,000	979,827
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	2,448,171	2,437,811
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	463,592	464,776
Kosmos Energy Ltd.†	7.50%	3/1/2028	500,000	437,357
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	1,564,000	1,533,718
Nabors Industries, Inc.†	8.875%	8/15/2031	226,000	210,648
Petroleos Mexicanos (Mexico)(b)(c)	6.875%	10/16/2025	1,104,000	1,103,314
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	2,306,000	2,390,832
Transocean International Ltd.	7.50%	4/15/2031	4,474,000	4,155,471
Vermilion Energy, Inc. (Canada)†(b)(c)	7.25%	2/15/2033	2,798,000	2,646,643
Vital Energy, Inc.†(b)	7.875%	4/15/2032	1,625,000	1,578,561
Total				17,938,958

Oil & Gas Services 1.20%
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033	2,333,000	2,343,382

Pipelines 0.69%
TransMontaigne Partners LLC†	8.50%	6/15/2030	1,279,000	1,333,774

Retail 5.95%
Foundation Building Materials, Inc.†	6.00%	3/1/2029	1,494,000	1,515,269
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	1,925,000	1,112,111
LBM Acquisition LLC†(b)	6.25%	1/15/2029	4,334,000	4,015,818
Park River Holdings, Inc.†	5.625%	2/1/2029	3,933,000	3,873,697
Park River Holdings, Inc.†(a)	8.00%	3/15/2031	583,000	590,777
SGUS LLC†	11.00%	12/15/2029	500,000	476,338
Total				11,584,010

Telecommunications 2.96%
Altice France SA (France)†(c)	5.125%	7/15/2029	3,250,000	2,791,912
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,008,000	959,536
Lumen Technologies, Inc.†	4.50%	1/15/2029	2,193,000	2,001,986
Total				5,753,434
Total Corporate Bonds (cost $71,994,424)				73,377,372

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(d) 44.99%

Advertising 1.46%
CMG Media Corp. 2024 Term Loan	7.602% (3 mo. USD Term SOFR + 3.50%)		6/18/2029	$2,957,035	$2,833,017

Aerospace/Defense 3.06%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	911,844	1,650,437	(e)
Barnes Group, Inc. 2025 Term Loan B	6.913% (1 mo. USD Term SOFR + 2.75%)		1/27/2032	1,243,750	1,246,642
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	10.502% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	2,981,070	3,053,108
Total					5,950,187

Auto Parts & Equipment 1.92%
American Axle & Manufacturing, Inc. 2025 Incremental Term Loan C	–	(f)	2/24/2032	3,750,000	3,735,937

Building Materials 2.74%
Cornerstone Building Brands, Inc. 2022 Term Loan	9.775% (1 mo. USD Term SOFR + 5.63%)		8/1/2028	4,000,322	3,856,971
Oscar AcquisitionCo LLC Term Loan B	8.252% (3 mo. USD Term SOFR + 4.25%)		4/29/2029	498,715	466,979
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.00%)		4/2/2029	997,494	999,987
Total					5,323,937

Commercial Services 1.66%
Brock Holdings III, Inc. 2024 Term Loan B	9.752% (3 mo. USD Term SOFR + 5.75%)		5/2/2030	1,980,000	1,955,250
Veritiv Corp. Term Loan B	8.002% (3 mo. USD Term SOFR + 4.00%)		11/30/2030	1,294,195	1,282,962
Total					3,238,212

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 3.68%
Kaseya, Inc. 2025 2nd Lien Term Loan B	9.163% (1 mo. USD Term SOFR + 5.00%)		3/18/2033	$2,913,000	$2,922,103
X Corp. Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	4,319,986	4,243,781
Total					7,165,884

Cosmetics/Personal Care 0.73%
ACP Tara Holdings, Inc. 2025 Term Loan B	–	(f)	9/17/2032	1,306,000	1,309,265
Conair Holdings LLC Term Loan B	8.028% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	172,551	109,785
Total					1,419,050

Diversified Capital Goods 1.71%
Tank Holding Corp. 2022 Term Loan	10.013% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	3,486,994	3,316,131

Engineering & Construction 0.16%
Brand Industrial Services, Inc. 2024 Term Loan B	8.796% (3 mo. USD Term SOFR + 4.50%)		8/1/2030	349,114	317,345

Entertainment 4.18%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.658% (3 mo. USD Term SOFR + 5.25%)		7/1/2028	3,430,461	3,309,538
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.134% (1 mo. USD Term SOFR + 7.00%)		1/4/2029	4,798,846	4,821,112
Total					8,130,650

Environmental Control 1.80%
Heritage-Crystal Clean, Inc. Term Loan B	7.885% (1 mo. USD Term SOFR + 3.75%)		10/17/2030	3,479,547	3,499,850

Internet 0.33%
Anastasia Parent LLC 2018 Term Loan B(g)	–	(f)	9/17/2026	744,016	648,782

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Investment Management Companies 0.89%
NEXUS Buyer LLC 2025 Incremental Term Loan	8.163% (1 mo. USD Term SOFR + 4.00%)	7/31/2031	$1,724,000	$1,726,164

Lodging 0.65%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.402% (3 mo. USD Term SOFR + 4.25%)	12/11/2028	1,281,892	1,258,928

Machinery: Diversified 3.32%
Arcline FM Holdings LLC 2025 Term Loan	7.578% (6 mo. USD Term SOFR + 3.50%)	6/24/2030	3,563,425	3,569,554
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	10.763% (3 mo. USD Term SOFR + 6.50%)	5/21/2029	2,880,000	2,894,415
Total				6,463,969

Media 3.02%
EW Scripps Co. 2025 Term Loan B3	7.615% (1 mo. USD Term SOFR + 3.35%)	11/30/2029	1,995,000	1,916,197
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%)	12/31/2029	3,507,066	3,187,064
Sinclair Television Group, Inc. 2025 Term Loan B7	8.363% (1 mo. USD Term SOFR + 4.10%)	12/31/2030	846,230	769,016
Total				5,872,277

Metal Fabricate/Hardware 0.38%
Tank Holding Corp. 2023 Incremental Term Loan	10.263% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	546,000	518,189
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.236% - 10.26% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	236,678	224,623
Total				742,812

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 1.15%
Pasadena Performance Products LLC 1st Lien Term Loan	7.252% (3 mo. USD Term SOFR + 3.25%)		2/27/2032	$2,238,750	$2,242,948

Retail 6.44%
BCPE Grill Parent 2023 Term Loan B	8.752% (3 mo. USD Term SOFR + 4.75%)		9/30/2030	2,549,993	2,467,463
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2	8.308% (3 mo. USD Term SOFR + 4.00%)		1/29/2031	1,474,343	1,478,700
Foundation Building Materials Holding Co. LLC 2025 Term Loan	11.50% (PRIME rate + 4.25%)		1/29/2031	1,913,072	1,926,913
Great Outdoors Group LLC 2025 Term Loan B	7.413% (1 mo. USD Term SOFR + 3.25%)		1/23/2032	1,143,360	1,144,217
Kodiak Building Partners, Inc. 2024 Term Loan B	7.752% (3 mo. USD Term SOFR + 3.75%)		12/4/2031	5,519,042	5,502,181
Total					12,519,474

Software 2.21%
Central Parent, Inc. 2024 Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%)		7/6/2029	1,818,450	1,577,587
DTI Holdco, Inc. 2025 Term Loan B	8.163% (1 mo. USD Term SOFR + 4.00%)		4/26/2029	1,857,665	1,660,297
Rackspace Finance LLC 2024 First Lien First Out Term Loan	10.54% (1 mo. USD Term SOFR + 6.25%)		5/15/2028	997,469	1,011,184
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	–	(f)	5/15/2028	127,892	57,712
Total					4,306,780

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 2.49%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.523% (1 mo. USD Term SOFR + 5.25%)	11/29/2030	$2,869,000	$2,867,207
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.628% (1 mo. USD Term SOFR + 2.35%)	4/15/2030	1,994,916	1,984,951
Total				4,852,158

Transportation 1.01%
PODS LLC 2021 Term Loan B	7.278% (1 mo. USD Term SOFR + 3.00%)	3/31/2028	2,000,000	1,962,710
Total Floating Rate Loans (cost $86,987,214)				87,527,202

			Shares

INVESTMENTS IN UNDERLYING FUNDS 1.35%
Lord Abbett Private Credit Fund S(h)(i)(j) (cost $2,622,222)			104,764	2,629,579
Total Long-Term Investments (cost $161,925,055)				163,860,599

			Principal Amount
SHORT-TERM INVESTMENTS 18.33%

COMMERCIAL PAPER 9.76%

Chemicals 2.57%
FMC Corp.†	4.817%	10/1/2025	$2,505,000	2,505,000
FMC Corp.†	4.817%	10/1/2025	2,245,000	2,245,000
FMC Corp.†	4.817%	10/1/2025	250,000	250,000
Total				5,000,000

Diversified Financial Services 2.05%
Air Lease Corp.†	4.597%	10/1/2025	4,000,000	4,000,000

Electric 2.57%
Evergy Missouri West, Inc.†	4.455%	10/7/2025	5,000,000	4,996,342

Retail 2.57%
AutoNation, Inc.†	4.563%	10/1/2025	5,000,000	5,000,000
Total Commercial Paper (cost $18,996,342)				18,996,342

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 6.99%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $13,637,400 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $13,865,547; proceeds: $13,594,938 (cost $13,593,522)	$13,593,522	$13,593,522

TIME DEPOSITS 0.16%
CitiBank N.A.(k) (cost $306,070)	306,070	306,070

	Shares

MONEY MARKET FUNDS 1.42%
Fidelity Government Portfolio(k) (cost $2,754,628)	2,754,628	2,754,628
Total Short-Term Investments (cost $35,650,562)		35,650,562
Total Investments in Securities 102.56% (cost $197,575,617)		199,511,161
Other Assets and Liabilities – Net(l) (2.56)%		(4,981,141)
Net Assets 100.00%		$194,530,020

PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $81,468,258, which represents 41.88% of net assets.
(a)	Securities purchased on a when-issued basis.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest Rate to be determined.
(g)	Defaulted (non-income producing security).
(h)	Affiliated funds.
(i)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $2,629,579 or 1.35% of net assets.
(j)	Fund is a business development company under the Investment Company Act of 1940.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts as follows:

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CORPORATE OPPORTUNITIES FUND September 30, 2025

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	11/21/2025	1,498,000	$1,762,763	$1,763,893	$1,130

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	11/21/2025	2,308,000	$2,693,414	$2,717,667	$(24,253)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$326,446	$–	$326,446
Corporate Bonds	–	73,377,372	–	73,377,372
Floating Rate Loans
Aerospace/Defense	–	4,299,750	1,650,437	5,950,187
Remaining Industries	–	81,577,015	–	81,577,015
Investments in Underlying Funds	–	2,629,579	–	2,629,579
Short-Term Investments
Commercial Paper	–	18,996,342	–	18,996,342
Repurchase Agreements	–	13,593,522	–	13,593,522
Time Deposits	–	306,070	–	306,070
Money Market Funds	2,754,628	–	–	2,754,628
Total	$2,754,628	$195,106,096	$1,650,437	$199,511,161
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,130	$–	$1,130
Liabilities	–	(24,253)	–	(24,253)
Total	$–	$(23,123)	$–	$(23,123)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Corporate Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF S are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that

10

Notes to Schedule of Investments (unaudited)(continued)

may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds a valued at their NAV as of close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Corporate Opportunities Fund	$2,931,519	$3,060,698

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QPHR-LA-SSIF-3Q
(11/25)